Unaudited Condensed Consolidated Statements of Operations - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Profit or loss [abstract]
Research and development expenses	£ (6,117)	£ (4,845)	£ (17,918)	£ (14,551)
Administrative expenses	(1,906)	(1,423)	(5,144)	(4,231)
Net foreign exchange (losses) gains	(1,601)	1,227	610	1,191
Operating loss	(9,624)	(5,041)	(22,452)	(17,591)
Finance income	26	252	234	867
Loss before tax	(9,598)	(4,789)	(22,218)	(16,724)
Income tax credit	1,204	912	3,797	3,020
Loss for the period	£ (8,394)	£ (3,877)	£ (18,421)	£ (13,704)
Basic and diluted loss per share	£ (0.24)	£ (0.12)	£ (0.55)	£ (0.42)